Segment Information (Segment Total Assets Relating To Segments) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,439.8	$ 5,094.3
SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,424.0	5,078.7
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,160.0	4,718.4
Operating Segments [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,160.0	4,718.4
Operating Segments [Member] | Hardware & Home Improvement [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,698.2	1,594.9
Operating Segments [Member] | Hardware & Home Improvement [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,698.2	1,594.9
Operating Segments [Member] | Global Pet Supplies [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,395.5	1,072.9
Operating Segments [Member] | Global Pet Supplies [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,395.5	1,072.9
Operating Segments [Member] | Home and Garden [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	546.0	1,493.8
Operating Segments [Member] | Home and Garden [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	546.0	1,493.8
Operating Segments [Member] | Global Auto Care [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,520.3	556.8
Operating Segments [Member] | Global Auto Care [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,520.3	556.8
Corporate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	279.8	375.9
Corporate [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 264.0	$ 360.3